Provisions for legal proceedings, judicial deposits and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of provisions for legal proceedings

Non-current liabilities	12.31.2023	12.31.2022
Labor claims	806	737
Tax claims	544	466
Civil claims	1,614	1,504
Environmental claims	341	303
Total	3,305	3,010

Schedule of reconciliation of provisions for legal proceedings

	2023	2022
Opening Balance	3,010	2,018
Additions, net of reversals	389	1,072
Use of provision	(709)	(487)
Revaluation of existing proceedings and interest charges	376	273
Others	(5)	(2)
Translation adjustment	244	136
Closing Balance	3,305	3,010

Schedule of non-current assets

Non-current assets	12.31.2023	12.31.2022
Tax	10,607	7,876
Labor	979	907
Civil	2,977	2,089
Environmental	115	109
Others	68	72
Total	14,746	11,053

Schedule of reconciliation of judicial deposits with legal proceedings

	2023	2022
Opening Balance	11,053	8,038
Additions	1,735	1,710
Use	(148)	(115)
Accruals and charges	1,167	897
Others	(7)	(9)
Translation adjustment	946	532
Closing Balance	14,746	11,053

Schedule of estimated contingent liabilities for which the possibility of loss is classified as possible

Nature	12.31.2023	12.31.2022
Tax	37,189	32,094
Labor	10,150	8,272
Civil	11,455	7,548
Environmental	1,427	1,257
Total	60,221	49,171

Schedule of tax, civil, environmental and labor nature, whose expectations of losses are classified as possible

		Estimate
Description of tax matters	12.31.2023	12.31.2022
Plaintiff: Secretary of the Federal Revenue of Brazil
1) Withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE), Social Integration Program (PIS) and Contribution to Social Security Financing (COFINS) on remittances for payments of vessel charters.

Current status: The claim about the incidence of withholding income tax (Imposto de Renda Retido na Fonte- IRRF) on remittances for payments of vessel charters, occurred from 1999 to 2002, involves the legality of the normative rule issued by the Federal Revenue of Brazil, which ensured no taxation over those remittances. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the Company, and will continue to defend its opinion.

The other claims, concerning CIDE and PIS/COFINS, involve lawsuits in different administrative and judicial stages, for which the Company understands there is a possible likelihood of loss, since there are legal predictions in line with the position of the Company. In 2023, the amounts increased mainly due to inflation indexation, partially offset by the reduction in amounts of three cases already in the judicial phase that had unfavorable decisions in the Conselho Administrativo de Recursos Fiscais - CARF by the casting vote, and, as a result, the amounts of the fines were excluded from the active debt, in accordance with paragraph nine-A, article 25, of Law no. 14,689/2023.

	11,409	10,386
2) Income from foreign subsidiaries located outside Brazil not included in the computation of taxable income (IRPJ and CSLL).
Current status: This claim involves lawsuits in different administrative and judicial stages. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company. In 2023, there was a reduction in amounts, partially offset by the inflation indexation, considering that, in four cases already in the judicial phase, there were unfavorable decisions in the CARF by the casting vote, and, as a result, the amounts of the fines were excluded from the active debt, in accordance with paragraph nine-A, article 25, of Law no. 14,689/2023.	4,260	4,396
3) Collection of Import tax (II), PIS/COFINS and customs fines including Petrobras as jointly liable.
Current status: Awaiting judgment of the Brazilian Federal Government appeal, at the CARF, because of a lower court administrative decision favorable to the Company. In 2023, the increase refers, in particular, to inflation indexation.	2,872	2,414
4) Requests to compensate federal taxes disallowed by the Brazilian Federal Tax Authority.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2023, new tax notices were issued.	1,816	705
5) Collection of IRPJ and CSLL - Transfer price - Charter contracts
Current status: The processes are in the administrative level. There are two decisions, one favorable and the other unfavorable to Petrobras in the first instance. The appeals from the Company and the Brazilian Federal Government are awaited. In 2023, the Company received a new tax notice relating to 2018.	1,418	498
6) Deduction of the PIS and COFINS tax base, including in ship or pay contracts and charters of aircraft and vessels.
Current status: The claims involve lawsuits in different administrative and judicial stages. In 2023, the increase refers, in particular, to inflation indexation.	1,370	986
7) Collection of PIS/COFINS – Incidences on Amnesties.
Current status: Collection of social contributions PIS/COFINS, resulting from the tax transaction provided for in article 3 of Law 13,586/2017. The Embargoes on Execution are in the stage of producing expert evidence. In 2023, the increase refers, in particular, to the registration of the debt in Active Debt of the Brazilian Federal Government.	1,263	870
8) Incidence of social security contributions over contingent bonuses paid to employees.
Current status: Awaiting defense judgment and appeals at the administrative and judicial levels.	1,064	922
9) Deduction of the IRPJ and CSLL tax base of the amounts paid as an incentive to the Petros Plan renegotiation and past service.
Current status: This claim involves lawsuits in different judicial stages.	723	646
10) Income taxes (IRPJ and CSLL) - Capital gains and Amortization of goodwill on the acquisition of equity interests.
Current status: This claim involves lawsuits in different administrative stages.	578	501
11) Collection of Contribution of Intervention in the Economic Domain (CIDE) on transactions with fuel retailers and service stations protected by judicial injunctions determining that fuel sales were made without gross-up of such tax.
Current status: This claim involves lawsuits in different judicial stages.	544	485
12) Import tax, PIS/COFINS and customs fines - Import of vessels through Repetro's Special Customs Regime.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2023, a new tax notice was issued against the Company.	403	294
13) Customs – Fines of 1% and 5% on the Customs Value.
Fines applied to the customs value of imported products due to inaccurated information in import declarations.
Current status: This claim involves lawsuits in different administrative and judicial stages.	273	240

Plaintiff: States of SP, RJ, BA, PA, AL, MA, PB, PE, AM and SE Finance Departments
14) VAT (ICMS) and VAT credits on internal consumption of bunker fuel and marine diesel, destined to chartered vessels.
Current status: This claim involves lawsuits in different administrative and judicial stages.	514	425
Plaintiff: States of RJ and BA Finance Departments
15) VAT (ICMS) on dispatch of liquid natural gas (LNG) and C5+ (tax document not accepted by the tax authority), as well as challenges on the rights to this VAT tax credit.
Current status: This claim involves lawsuits in different administrative and judicial stages.	960	842
Plaintiff: States of PE and RJ Finance Departments
16) VAT Tax (ICMS) on imports required by Brazilian States.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2023, the reduction refers, in particular, to the change in the expectation of loss of several processes, from possible to remote, due to the effects of the decision of the Constitutional Declaratory Action (ADC) 49 of the Federal Supreme Court.	355	440
Plaintiff: States of RJ, AM, PA, BA, MA, SP, RO, PE and RS Finance Departments
17) Alleged failure to write-down VAT (ICMS) credits related to zero tax rated or non-taxable sales made by the Company and its customers.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2023, the increase resulted, in particular, from the receipt of new tax notices and inflation indexation.	1,257	916
Plaintiff: States of RJ, BA, PE and MT Finance Departments
18) The plaintiff alleges that the transfers between branches, especially in RJ, without segregating VAT (ICMS), under the special regime, reduced the total credits of the central department.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2023, the increase refers, in particular, to the inflation indexation, partially offset by the change in the expectation of loss of several processes, from possible to remote, due to the effects of the decision of the Constitutional Declaratory Action (ADC) 49 of the Supreme Federal Court.	1,027	929
Plaintiff: States of RJ, BA, PB, SE, SP, ES, CE and PE Finance Departments
19) Appropriation of ICMS credit on the acquisition of goods (products in general) that, in the understanding of the inspection, would fit into the concept of material for use and consumption, being the tax credit undue.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2023, the reduction refers, in particular, to the change in the expectation of several processes, from possible to remote loss, due to the effects of the decision of the Constitutional Declaratory Action (ADC) 49 of the Supreme Federal Court.	374	687
Plaintiff: States of RJ, PR, AM, BA, PA, PE, SP, PB and AL Finance Departments
20) Incidence of VAT (ICMS) over alleged differences in the control of physical and fiscal inventories.
Current status: This claim involves lawsuits in different administrative and judicial stages.	913	799
Plaintiff: State of SP Finance Department
21) Deferral of payment of VAT (ICMS) taxes on B100 Biodiesel sales and the charge of a 7% VAT rate on B100 on Biodiesel interstate sales, including states in the Midwest, North and Northeast regions of Brazil and the State of Espírito Santo.
Current status: This claim involves lawsuits in different administrative and judicial stages.	299	263
Plaintiff: States of RJ, SP, BA, PE, PR and CE Finance Departments
22) Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to property, plant and equipment.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2023, the increase resulted, in particular, from the receipt of new tax notices and inflation indexation.	576	478
Plaintiff: States of RJ, SP, BA, PA and AM Finance Departments
23) Misappropriation of VAT tax credit (ICMS) on the acquisitions of drills and chemicals used in the formulation of drilling fluid, per the tax authorities.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2023, the reduction refers, in particular, to the change in the expectation of several processes from possible to remote loss, due to the effects of the decision of the Constitutional Declaratory Action (ADC) 49 of the Brazilian Superior Court.	81	486
Plaintiff: States of AC, PA, AM, MA, BA, PB, PE, SE, TO, GO, MT, RJ, SP, SC and PR Finance Departments
24) VAT Tax (ICMS) under substitution regime required by states.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2023, the increase resulted, in particular, from the receipt of new tax notices.	223	160
Plaintiff: Municipal government of Angra dos Reis/RJ
25) Added value of ICMS on oil import operations.
Current status: This claim involves lawsuits in several judicial stages. In 2023, due to a decision in favor of the Company's thesis, in the Brazilian Superior Court, which dismissed the Municipality's Special Appeal, the expectation of some processes was changed from possible to remote loss. A new tax notice was also received.	311	347

Plaintiff: Several Municipalities
26) Alleged failure to withhold and pay tax on services (ISSQN).
Current status: There are lawsuits in different administrative and judicial stages.	254	223
27) Other tax matters	2,052	1,756
Total for tax matters	37,189	32,094

		Estimate
Description of labor matters	12.31.2023	12.31.2022
Plaintiff: Employees and Sindipetro Unions.
1) Actions requiring a review of the methodology by which the minimum compensation based on an employee's position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated.
Current status: The dispute is in the Federal Supreme Court (STF). On 07/28/2021, Petrobras filed an appeal and the Minister Rapporteur decided favorably to the Company, reforming the decision of the Plenary of the Superior Labor Court (TST) which was contrary to Petrobras. The judgment of the appeals filed by the author of the action and by several amici curiae in light of the aforementioned decision of the Minister Rapporteur was concluded by the judging panel on 11/10/2023, confirming, by 3 votes to 1, the decision that recognized the merit of the collective bargaining agreement signed between Petrobras and the unions. In 2023, the increase was due, in particular, to the inflation indexation and amounts added in the period. In January 2024, the ruling was published by the Supreme Court. Against the aforementioned ruling, the complainant and union entities filed an appeal for clarification, which was discussed in a virtual plenary session started on 02/23/2024 and ended on 03/01/2024. The declaratory embargoes were not recognized by unanimous decision of the first Panel of the Supreme Court, maintaining the decision in favor of Petrobras. This decision is still pending publication.	8,362	6,806
2) Other labor matters	1,788	1,466
Total for labor matters	10,150	8,272

		Estimate
Description of civil matters	12.31.2023	12.31.2022
Plaintiff: Several goods and service providers
1) Claims related to goods and services supply contracts, with emphasis on discussions about economic and financial imbalance, contractual breach, fines and early termination of contracts.
Current status: The claims involve lawsuits in different judicial stages. In 2023, there was an increase in value due to new lawsuits and decisions unfavorable to Petrobras.	3,547	2,988
Plaintiff: Agência Nacional de Petróleo, Gás Natural e Biocombustíveis - ANP
2) Proceedings challenging an ANP order requiring Petrobras to unite Tupi and Cernambi fields on the BM-S-11 joint venture; to unite Baúna and Piracicaba fields; and to unite Tartaruga Verde and Mestiça fields, which would cause changes in the payment of special participation charge.

Current status: This list involves claims that are disputed in court and in arbitration proceedings, as follows. In 2023, there was an increase in the value, due to the judicial deposits that are made by Petrobras:

a) Tupi and Cernanbi: initially, the Company made judicial deposits for the alleged differences resulting from the special participation. However, with the reversal of the favorable injunction, the payment of these alleged differences were made directly to ANP, and such judicial deposits were resumed in the 2nd quarter of 2019. The suspension of the arbitration was reversed by the BM-S-11 Consortium at the Brazilian Superior Court, so that the arbitration resumed its progress.

b) Baúna and Piracicaba: the Federal Regional Court of the Second Region upheld the suspension of arbitration. Petrobras filed appeals with the Superior Courts.

c) Tartaruga Verde and Mestiça: The Company has authorization to make the judicial deposits relating to these fields. The Regional Federal Court of the Second Region has the opinion that the Chamber of Arbitration has jurisdiction on this claim and the arbitration is ongoing up to item 6 of the joint schedule (pre-hearing meeting) formulated by the parties.

	2,245	1,531
Plaintiff: Federations Oil Workers, Unions, employees and retired personnel from Petros
3) Collective and individual actions that discuss topics related to Petros plans.
Current status: The matter involves proceedings at different judicial stages. In 2023, the increase refers, in particular, to the change in the expectation of remote to possible loss in a collective action request.	2,225	6
Plaintiff: Agência Nacional de Petróleo, Gás Natural e Biocombustíveis - ANP and other agencies

4) Administrative and legal proceedings that discuss:

a) Difference in special participation and royalties in different fields;

b) Fines imposed by ANP due to alleged failure to comply with the minimum exploration activities program, as well as alleged irregularities relating to compliance with oil and gas industry regulation. It also includes fines imposed by other agencies.

Current status: The claims involve lawsuits in different administrative and judicial stages.	2,214	1,980
Plaintiff: Legal entities that participated in the purchase and sale of Petrobras assets
5) Judicial and arbitration proceedings that discuss asset sales carried out by Petrobras.
Current status: The matter involves proceedings in different judicial and arbitration stages. In 2023, there was an increase in value due to the receipt of new processes.	240	156
6) Several civil proceedings, with emphasis on those related to expropriation and easement of passage and civil liability.	984	887
Total for civil matters	11,455	7,548

		Estimate
Description of environmental matters	12.31.2023	12.31.2022
Plaintiff: Several authors, notably: Ministério Público Federal, Ministérios Públicos Estaduais and public environmental bodies, such as IBAMA - Instituto Brasileiro de Meio Ambiente e Recursos Naturais Renováveis, state and municipal public bodies.
1) Several lawsuits of an environmental nature, with emphasis on fines related to the Company's operations and public civil action for alleged environmental damage due to the sinking of Platform P-36.	1,427	1,257
Total for environmental matters	1,427	1,257